Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories
	December 31,	December 31,
	2024	2023
Raw materials	$313,676	$430,004
Finished goods	84,253	240,467
	397,929	670,471
Less: Reserve	(25,059)	(56,833)
	$372,870	$613,638